Premises and Equipment	12 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment
PREMISES AND EQUIPMENT

The following table provides a summary of premises and equipment by asset type.

		September 30, 2018	September 30, 2017
	Estimated Useful Life	(In thousands)
Land	—	$110,251	$102,381
Buildings	25 - 40	156,803	149,805
Leasehold improvements	7 - 15	22,887	18,587
Furniture, software and equipment	2 - 10	126,979	119,518
		416,920	390,291
Less accumulated depreciation and amortization		(148,925)	(126,597)
		$267,995	$263,694

The Company has non-cancelable operating leases for certain branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, are as follows: $5,582,000 for 2019, $5,316,000 for 2020, $4,758,000 for 2021, $4,172,000 for 2022, $3,689,000 for 2023 and $13,778,000 thereafter.

Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $6,477,000, $5,500,000 and $5,346,000 in 2018, 2017, and 2016, respectively.